Borrowings - Summary of Liabilities Related to Assets Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Liabilities related to assets pledged as collateral	¥ 61	¥ 157
Current portion of long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Liabilities related to assets pledged as collateral	¥ 61	96
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Liabilities related to assets pledged as collateral		¥ 61